Long-Term Debt	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2019
Debt Disclosure [Abstract]
LONG-TERM DEBT

NOTE 11: LONG-TERM DEBT

The Company had a secured convertible promissory note ("convertible note") bearing interest at 10% per annum, entered into on January 10, 2017 for $500 with the principal due in one lump sum payment on or before July 10, 2018. The principal along with accrued interest of $11 was paid on July 2, 2018.

Interest expense on debt for the nine months ended December 31, 2019 and 2018 was $0 and $12, respectively.

NOTE 11: LONG-TERM DEBT

Long-term debt consisted of the following as of March 31:

	2019	2018
Secured convertible promissory note	$-	$500
Less: current portion	-	(500)
Long-term debt, net of current portion	$-	$-

The Company had a secured convertible promissory note ("convertible note") bearing interest at 10% per annum, entered on January 10, 2017 for $500 with the principal due in one lump sum payment on or before July 10, 2018. The convertible note was part of the financing the Company entered into in the three months ended March 31, 2017, that raised $4,300 (of a maximum of $5,000) in convertible notes ($700 of which were from related parties, see Note 10) bearing interest at 10% per annum. On March 30, 2017, $3,700 of these notes were converted (including $600 of the $700 in connection with the related parties) into shares of common stock, along with the related accrued interest on those notes.

The Company granted note holders a security interest for the holder's ratable share of the series notes in the Company's ownership interest in Sable as collateral. The note holders had the right at the holders' option to convert all or any portion of the principal amount at a conversion rate per share which ranges from $4.15 to $7.10 per share (the only non-related party note still outstanding has a conversion price of $4.50). In February 2017, the Company amended the convertible note whereby certain holders (not including related parties) received a warrant to purchase 10 shares of common stock for every $100 principal amount if the holder converted the note on or before March 31, 2017. The principal along with accrued interest of $11 was paid on July 2, 2018.

Interest expense on the long-term debt for the years ended March 31, 2019 and 2018 was $12 and $50, respectively.